Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Class A Ordinary Shares USD ($)	Dec. 31, 2014 Class A Ordinary Shares CNY	Dec. 31, 2013 Class A Ordinary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2014 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2014 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2013 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2014 Class B Ordinary Shares USD ($)	Dec. 31, 2014 Class B Ordinary Shares CNY	Dec. 31, 2013 Class B Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares CNY
Earnings per ADS:
Denominator used for earnings per ADS - basic					27,551,463	27,551,463	27,274,769	27,145,208	275,514,630	275,514,630	272,747,690	271,452,080	7,511,003	7,511,003	7,711,459	7,794,630
Denominator used for earnings per ADS - diluted					35,198,474	35,198,474	35,036,346	34,979,459	351,984,740	351,984,740	350,363,460	349,794,590	7,511,003	7,511,003	7,711,459	7,794,630
Earnings per ADS - basic					$ 60.37	374.60	299.75	298.62	$ 6.04	37.46	29.98	29.86	$ 60.37	374.60	299.75	298.62
Earnings per ADS - diluted					$ 60.14	373.15	299.32	298.29	$ 6.01	37.32	29.93	29.83	$ 60.14	373.15	299.32	298.29
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 2,116,879	13,134,386	10,487,167	10,433,885	$ 1,663,406	10,320,767	8,175,647	8,106,219					$ 453,473	2,813,619	2,311,520	2,327,666
Denominator
Weighted average ordinary shares outstanding					27,551,463	27,551,463	27,274,769	27,145,208	275,514,630	275,514,630	272,747,690	271,452,080	7,511,003	7,511,003	7,711,459	7,794,630
Denominator used for earnings per share					27,551,463	27,551,463	27,274,769	27,145,208	275,514,630	275,514,630	272,747,690	271,452,080	7,511,003	7,511,003	7,711,459	7,794,630
Earnings per share - basic					$ 60.37	374.60	299.75	298.62	$ 6.04	37.46	29.98	29.86	$ 60.37	374.60	299.75	298.62
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation					1,665,158	10,331,639	8,178,954	8,108,856					451,721	2,802,747	2,308,213	2,325,029
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares					451,721	2,802,747	2,308,213	2,325,029
Allocation of net income attributable to Baidu, Inc.					$ 2,116,879	13,134,386	10,487,167	10,433,885					$ 451,721	2,802,747	2,308,213	2,325,029
Denominator
Weighted average ordinary shares outstanding					27,551,463	27,551,463	27,274,769	27,145,208	275,514,630	275,514,630	272,747,690	271,452,080	7,511,003	7,511,003	7,711,459	7,794,630
Conversion of Class B to Class A ordinary shares					7,511,003	7,511,003	7,711,459	7,794,630
Share-based awards					136,008	136,008	50,118	39,621
Denominator used for earnings per share					35,198,474	35,198,474	35,036,346	34,979,459	351,984,740	351,984,740	350,363,460	349,794,590	7,511,003	7,511,003	7,711,459	7,794,630
Earnings per share - diluted					$ 60.14	373.15	299.32	298.29	$ 6.01	37.32	29.93	29.83	$ 60.14	373.15	299.32	298.29